Commitments - Operating leases futre minimum payments (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases		R 27,778
Land and buildings
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases		23,186	R 35,555
Land and buildings | Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases		12,324	15,201
Land and buildings | One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases		10,862	20,354
Office equipment
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases		1,390	1,348
Office equipment | Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases		716	853
Office equipment | One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases		674	495
Vehicles
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases		3,202	3,133
Vehicles | Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases		1,585	1,507
Vehicles | One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases		R 1,617	R 1,626
Top of range | Office equipment and vehicles
Disclosure of maturity analysis of operating lease payments [line items]
Annual escalation percentage	10.00%